CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)		Total	Common Stock [Member]		Common Stock Subscribed [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011		$ 345,850	$ 2,000			$ 1,052,159	$ (708,309)
Balance, shares at Dec. 31, 2011			20,000,000
Issuance of shares upon exercise of stock options		800	900			(100)
Issuance of shares upon exercise of stock options, shares		4,000,000	9,000,000
Issuance of shares to settle liabilities
Debt forgiven by related parties
Issuance of shares for cash		100	100
Issuance of shares for cash, shares			1,000,000
Stock issued upon reverse merger
Redemption of common stock		(1,950)	(1,950)
Redemption of common stock, shares			(19,500,000)
Additional contributed capital		(262,854)				(262,854)
Recapitalization		1,450	(900)			850	1,500
Recapitalization, shares			9,000,000
Net (loss)/income		192,313					192,313
Balance at Dec. 31, 2012	[1]	275,709	150			790,055	(514,496)
Balance, shares at Dec. 31, 2012		1,500,000	1,500,000	[1]
Issuance of shares upon exercise of stock options, shares		0
Issuance of shares to settle liabilities		115,097	46			115,051
Issuance of shares to settle liabilities, shares		460,390	460,390
Debt forgiven by related parties		128,456				128,456
Issuance of shares for cash			191		(515,000)	514,809
Issuance of shares for cash, shares			1,910,000
Common stock subscribed		515,000			515,000
Stock issued upon reverse merger		199,180	15,675			183,507
Stock issued upon reverse merger, shares			156,752,899
Net (loss)/income		(976,238)					(976,238)
Balance at Dec. 31, 2013		$ 257,206	$ 16,062			$ 1,731,878	$ (1,490,734)
Balance, shares at Dec. 31, 2013		160,623,289	160,623,289

[1]	The December 31, 2012 capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction. See Note 2.